T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.9%
Entertainment 2.1%
Activision Blizzard	9,000	648
Electronic Arts (1)	12,900	1,585
Live Nation Entertainment (1)	19,200	944
Netflix (1)	12,000	5,037
Spotify Technology (1)	13,000	2,352
Take-Two Interactive Software (1)	4,152	565
Zynga, Class A (1)	78,700	720
		11,851
Interactive Media & Services 6.6%
Alphabet, Class C (1)	13,179	18,832
Baidu, ADR (1)	5,800	618
Facebook, Class A (1)	72,686	16,361
IAC/InterActiveCorp (1)	3,246	877
Match Group (1)(2)	16,956	1,510
Snap, Class A (1)	20,600	390
		38,588
Media 0.1%
Altice USA, Class A (1)	13,800	355
Interpublic Group	9,200	157
Omnicom Group	3,300	181
		693
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	6,773	678
		678
Total Communication Services		51,810
CONSUMER DISCRETIONARY 15.3%
Auto Components 0.1%
Aptiv	6,510	491
		491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Automobiles 0.5%
Ferrari	2,740	462
Tesla (1)	2,945	2,459
		2,921
Distributors 0.1%
Pool	3,081	829
		829
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1)	9,096	1,018
Grand Canyon Education (1)	3,821	373
Service Corp. International	31,480	1,241
ServiceMaster Global Holdings (1)	16,900	556
		3,188
Hotels, Restaurants & Leisure 2.3%
Aramark	4,400	114
Chipotle Mexican Grill (1)	400	401
Choice Hotels International	3,800	307
Domino's Pizza	4,637	1,789
Dunkin' Brands Group	15,855	1,013
Hilton Worldwide Holdings	25,292	2,006
Marriott International, Class A	10,623	940
MGM Resorts International	9,700	167
Papa John's International	2,400	187
Restaurant Brands International	21,902	1,195
Starbucks	29,830	2,326
Wynn Resorts	10,000	833
Yum China Holdings	23,698	1,098
Yum! Brands	12,200	1,095
		13,471
Household Durables 0.2%
NVR (1)	271	873
		873
Internet & Direct Marketing Retail 5.7%
Alibaba Group Holding, ADR (1)	16,463	3,414

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Amazon.com (1)	10,229	24,983
Booking Holdings (1)	907	1,487
Chewy, Class A (1)(2)	24,241	1,077
MercadoLibre (1)	1,900	1,618
Trip. com Group, ADR (1)	22,000	585
		33,164
Multiline Retail 1.0%
Dollar General	19,748	3,782
Dollar Tree (1)	16,551	1,620
Ollie's Bargain Outlet Holdings (1)	5,392	493
		5,895
Specialty Retail 3.7%
AutoZone (1)	854	980
Burlington Stores (1)	10,500	2,202
CarMax (1)(2)	16,189	1,425
Five Below (1)(2)	2,600	272
Home Depot	25,840	6,421
O'Reilly Automotive (1)	7,053	2,943
Ross Stores	20,651	2,002
TJX	34,677	1,830
Tractor Supply	14,252	1,739
Ulta Beauty (1)	6,790	1,657
Williams-Sonoma	2,800	233
		21,704
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica (1)	9,860	2,959
NIKE, Class B	33,449	3,297
		6,256
Total Consumer Discretionary		88,792
CONSUMER STAPLES 3.9%

Beverages 1.9%
Brown-Forman, Class B	12,512	825
Coca-Cola	46,494	2,170
Constellation Brands, Class A	10,127	1,749

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Diageo, ADR (2)	24,008	3,376
Keurig Dr Pepper (2)	24,615	687
Monster Beverage (1)	15,028	1,081
PepsiCo	7,277	957
		10,845
Food & Staples Retailing 0.1%
Casey's General Stores	3,000	479
		479
Food Products 0.7%
Conagra Brands	7,496	261
Hershey	11,283	1,531
Hormel Foods	4,011	196
McCormick	9,581	1,678
Tyson Foods, Class A	7,100	436
		4,102
Household Products 0.5%
Church & Dwight	15,915	1,195
Clorox	5,267	1,086
Colgate-Palmolive	8,400	608
		2,889
Personal Products 0.2%
Estee Lauder, Class A	7,700	1,521
		1,521
Tobacco 0.5%
Altria Group	10,800	422
Philip Morris International	37,632	2,760
		3,182
Total Consumer Staples		23,018
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Cabot Oil & Gas	17,950	356
Concho Resources	10,497	573
Diamondback Energy	3,100	132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

HollyFrontier	2,800	88
Parsley Energy, Class A	18,500	169
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4)	5	19
Venture Global LNG, Series C, Acquisition Date: 10/16/17 –
3/8/18, Cost $216 (1)(3)(4)	58	223
Total Energy		1,560
FINANCIALS 5.6%

Banks 0.4%
Fifth Third Bancorp	8,500	165
First Republic Bank	11,400	1,233
Signature Bank	3,500	360
SVB Financial Group (1)	2,000	430
Webster Financial	8,800	249
		2,437
Capital Markets 4.3%
BlackRock	4,100	2,167
Cboe Global Markets	24,634	2,623
Charles Schwab	28,083	1,008
CME Group	11,649	2,127
FactSet Research Systems	1,000	308
Intercontinental Exchange	8,200	797
Lazard, Class A	9,800	263
MarketAxess Holdings	4,760	2,421
Moody's	7,461	1,995
MSCI	8,100	2,664
Nasdaq	4,200	498
Northern Trust	2,500	198
S&P Global	16,910	5,496
Tradeweb Markets, Class A	32,640	2,153
		24,718
Consumer Finance 0.1%
Discover Financial Services	7,412	352
		352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Insurance 0.8%
Assurant	6,200	636
Axis Capital Holdings	5,700	214
Marsh & McLennan	12,988	1,376
Progressive	22,533	1,750
Selectquote (1)	6,483	178
Selectquote, Acquisition Date: 5/6/20, Cost $473 (1)(3)	26,278	687
		4,841
Total Financials		32,348
HEALTH CARE 14.7%

Biotechnology 3.5%
ACADIA Pharmaceuticals (1)(2)	5,600	278
Agios Pharmaceuticals (1)(2)	4,400	228
Alexion Pharmaceuticals (1)	8,784	1,053
Alnylam Pharmaceuticals (1)(2)	6,801	920
Amgen	15,799	3,629
Argenx, ADR (1)	1,233	270
Ascendis Pharma, ADR (1)(2)	1,954	284
Biogen (1)	4,108	1,262
BioMarin Pharmaceutical (1)	18,382	1,959
Bluebird Bio (1)(2)	2,500	159
Blueprint Medicines (1)	2,700	176
Exelixis (1)	20,500	507
FibroGen (1)	4,100	137
Incyte (1)	15,735	1,604
Ionis Pharmaceuticals (1)	11,075	623
Neurocrine Biosciences (1)	6,445	804
Regeneron Pharmaceuticals (1)	1,900	1,164
Sage Therapeutics (1)	3,977	142
Sarepta Therapeutics (1)	3,500	533
Seattle Genetics (1)	11,198	1,760
Ultragenyx Pharmaceutical (1)(2)	4,000	274
Vertex Pharmaceuticals (1)	8,586	2,472
		20,238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 3.9%
ABIOMED (1)	2,300	515
Align Technology (1)	7,786	1,912
Becton Dickinson & Company	3,800	938
Cooper	6,360	2,016
DexCom (1)	10,215	3,864
Exact Sciences (1)(2)	20,707	1,778
Hologic (1)	18,500	981
ICU Medical (1)	613	122
IDEXX Laboratories (1)	7,362	2,274
Intuitive Surgical (1)	6,780	3,933
Novocure (1)	2,500	169
Penumbra (1)	2,900	500
Quidel (1)	2,500	438
STERIS	2,765	459
Teleflex	6,394	2,320
West Pharmaceutical Services	2,200	475
		22,694
Health Care Providers & Services 3.6%
Acadia Healthcare (1)(2)	6,100	175
Amedisys (1)	3,700	711
Anthem	7,247	2,131
Centene (1)	43,749	2,898
DaVita (1)	4,300	348
Henry Schein (1)	3,400	207
Humana	3,553	1,459
Molina Healthcare (1)	11,814	2,195
UnitedHealth Group	34,100	10,395
Universal Health Services, Class B	2,100	221
		20,740
Health Care Technology 0.6%
Cerner	6,700	488
Veeva Systems, Class A (1)	14,592	3,194
		3,682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Life Sciences Tools & Services 2.2%
Agilent Technologies	21,508	1,896
Avantor (1)	118,238	2,243
Bruker	6,000	260
Illumina (1)	4,319	1,568
IQVIA Holdings (1)	3,600	538
Mettler-Toledo International (1)	2,213	1,759
PPD (1)	9,426	257
PRA Health Sciences (1)	3,700	383
Thermo Fisher Scientific	10,519	3,673
		12,577
Pharmaceuticals 0.9%
Catalent (1)	6,200	482
Elanco Animal Health (1)	51,542	1,104
GW Pharmaceuticals, ADR (1)(2)	1,400	172
Jazz Pharmaceuticals (1)	4,500	537
Perrigo	9,321	510
Zoetis	18,568	2,588
		5,393
Total Health Care		85,324
INDUSTRIALS & BUSINESS SERVICES 9.3%

Aerospace & Defense 1.2%
Boeing	7,000	1,021
BWX Technologies	8,000	501
Hexcel	5,165	187
Huntington Ingalls Industries	2,983	596
L3Harris Technologies	7,617	1,519
Northrop Grumman	4,179	1,401
TransDigm Group	4,428	1,881
		7,106
Air Freight & Logistics 0.3%
CH Robinson Worldwide	2,200	178
Expeditors International of Washington	3,700	283

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
United Parcel Service, Class B	10,626	1,060
		1,521
Airlines 0.1%
Alaska Air Group	4,200	144
Copa Holdings, Class A	3,100	136
United Airlines Holdings (1)	5,900	165
		445
Building Products 0.6%
A. O. Smith	5,000	238
Allegion	11,003	1,097
Fortune Brands Home & Security	6,300	384
Trane Technologies	20,400	1,840
		3,559
Commercial Services & Supplies 1.4%
ADT (2)	27,000	191
Cintas	10,238	2,539
Copart (1)	10,926	977
IAA (1)	34,003	1,394
KAR Auction Services	8,400	120
Ritchie Bros Auctioneers	6,500	281
Rollins	27,000	1,129
Waste Connections	17,710	1,665
		8,296
Construction & Engineering 0.0%
Valmont Industries	1,600	182
		182
Electrical Equipment 0.5%
AMETEK	6,187	567
Generac Holdings (1)	5,000	556
Hubbell	5,800	710
Rockwell Automation	5,472	1,183
Sensata Technologies Holding (1)	4,700	168
		3,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Industrial Conglomerates 0.1%
Roper Technologies	1,842	725
		725
Machinery 1.0%
Cummins	4,163	706
Deere	4,847	737
Flowserve	3,200	84
Fortive	7,301	445
Graco	12,000	579
IDEX	2,925	466
Middleby (1)	2,903	198
Nordson	2,800	527
PACCAR	4,000	296
Snap-on	1,500	195
Toro	7,700	547
Wabtec	5,600	342
Woodward	1,623	111
Xylem	6,920	459
		5,692
Professional Services 2.6%
CoreLogic	6,500	322
CoStar Group (1)	8,041	5,281
Equifax	11,614	1,784
IHS Markit	24,423	1,696
ManpowerGroup	2,000	138
Robert Half International	6,500	330
TransUnion	38,651	3,335
Verisk Analytics	12,581	2,173
		15,059
Road & Rail 1.3%
JB Hunt Transport Services	5,809	695
Kansas City Southern	9,819	1,478
Landstar System	1,900	221
Old Dominion Freight Line	9,067	1,551

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Union Pacific	21,079	3,581
		7,526
Trading Companies & Distributors 0.2%
Fastenal	7,100	293
HD Supply Holdings (1)	16,900	536
Watsco	1,568	279
		1,108
Total Industrials & Business Services		54,403
INFORMATION TECHNOLOGY 38.4%

Communications Equipment 0.4%
Motorola Solutions	18,651	2,524
		2,524
Electronic Equipment, Instruments & Components 1.8%
Amphenol, Class A	33,747	3,258
CDW	25,393	2,816
Cognex	8,412	477
Coherent (1)(2)	2,100	305
Corning	16,004	365
FLIR Systems	3,500	162
IPG Photonics (1)	1,300	202
Keysight Technologies (1)	12,318	1,332
Littelfuse	2,722	442
Zebra Technologies, Class A (1)	2,846	744
		10,103
IT Services 12.8%
Accenture, Class A	15,836	3,193
Automatic Data Processing	8,900	1,304
Black Knight (1)	28,528	2,196
Booz Allen Hamilton Holding	18,200	1,452
EPAM Systems (1)	2,037	470
Euronet Worldwide (1)	8,700	824
Fidelity National Information Services	19,003	2,638
Fiserv (1)	37,777	4,033
FleetCor Technologies (1)	9,166	2,235

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Gartner (1)	10,000	1,217
Genpact	10,100	363
Global Payments	25,087	4,503
GoDaddy, Class A (1)	20,377	1,574
Leidos Holdings	8,900	937
Mastercard, Class A	41,700	12,547
Okta (1)	13,100	2,562
Paychex	7,800	564
PayPal Holdings (1)	46,173	7,157
Shopify, Class A (1)	5,100	3,865
StoneCo, Class A (1)(2)	8,466	268
Twilio, Class A (1)	13,248	2,618
VeriSign (1)	8,292	1,816
Visa, Class A	72,300	14,116
WEX (1)	5,267	780
Wix. com (1)	5,800	1,289
		74,521
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices	6,345	717
Entegris	18,760	1,123
Inphi (1)(2)	3,700	465
KLA	26,776	4,711
Lam Research	6,260	1,713
Marvell Technology Group	28,578	932
Maxim Integrated Products	51,139	2,950
Microchip Technology	30,911	2,968
Monolithic Power Systems	6,912	1,450
NVIDIA	24,300	8,627
QUALCOMM	37,575	3,039
Skyworks Solutions	22,100	2,620
Taiwan Semiconductor Manufacturing, ADR	18,800	946
Xilinx	23,369	2,149
		34,410
Software 14.3%
Adobe (1)	12,592	4,868

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Anaplan (1)	7,400	340
ANSYS (1)	2,000	566
Atlassian, Class A (1)	16,391	3,037
Autodesk (1)	7,791	1,639
Avalara (1)	4,400	471
Cadence Design Systems (1)	18,289	1,670
CDK Global	5,914	232
Ceridian HCM Holding (1)	11,763	810
Coupa Software (1)	10,249	2,332
Crowdstrike Holdings, Class A (1)	14,054	1,234
Datadog, Class A (1)	5,749	410
DocuSign (1)	17,355	2,425
Dynatrace (1)	8,948	344
Five9 (1)	4,210	439
Fortinet (1)	8,900	1,239
Guidewire Software (1)(2)	6,896	707
HubSpot (1)(2)	2,600	520
Intuit	14,500	4,210
Microsoft	118,325	21,683
New Relic (1)	2,900	192
NortonLifeLock	8,100	185
Palo Alto Networks (1)	5,800	1,365
Paycom Software (1)	6,148	1,827
Pluralsight, Class A (1)(2)	8,900	185
Proofpoint (1)	6,006	698
RealPage (1)(2)	15,087	1,023
salesforce. com (1)	46,503	8,128
ServiceNow (1)	9,800	3,802
Slack Technologies, Class A (1)(2)	8,968	314
Smartsheet, Class A (1)	8,200	473
Splunk (1)	18,382	3,416
SS&C Technologies Holdings	30,379	1,759
Synopsys (1)	18,227	3,297
Tyler Technologies (1)	6,294	2,362
Workday, Class A (1)	17,074	3,132
Zendesk (1)	9,979	856

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1)	6,200	1,113
		83,303
Technology Hardware, Storage & Peripherals 3.2%
Apple	55,900	17,773
Pure Storage, Class A (1)	27,301	481
		18,254
Total Information Technology		223,115
MATERIALS 2.1%
Chemicals 1.0%
Air Products & Chemicals	2,767	668
Axalta Coating Systems (1)	7,000	162
Celanese	2,200	198
CF Industries Holdings	6,800	200
Linde	6,100	1,234
PPG Industries	7,848	798
RPM International	9,800	733
Sherwin-Williams	2,438	1,448
Valvoline	8,636	158
		5,599
Construction Materials 0.3%
Eagle Materials	2,800	187
Vulcan Materials	16,900	1,831
		2,018
Containers & Packaging 0.7%
Avery Dennison	7,282	806
Ball	31,638	2,255
International Paper	5,300	180
Reynolds Consumer Products	15,816	528
Sealed Air	13,500	433
		4,202
Metals & Mining 0.1%
Kirkland Lake Gold (2)	8,475	326
		326
Total Materials		12,145
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 1.1%
Equity Real Estate Investment Trusts 1.1%
American Campus Communities, REIT	3,500	113
Crown Castle International, REIT	8,500	1,463
CubeSmart, REIT	6,600	188
Equinix, REIT	1,000	698
MGM Growth Properties, Class A, REIT	8,100	225
SBA Communications, REIT	11,600	3,644
		6,331
Real Estate Management & Development 0.0%
Jones Lang LaSalle	1,800	184
WeWork, Class A, Acquisition Date: 12/9/14, Cost $26 (1)(3)(4)	1,753	—
		184
Total Real Estate		6,515
UTILITIES 0.1%
Gas Utilities 0.1%
Atmos Energy	1,800	185
		185
Multi-Utilities 0.0%
NiSource	6,900	164
		164
Water Utilities 0.0%
American Water Works	1,456	185
		185
Total Utilities		534
Total Common Stocks (Cost $314,119)		579,564

CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $225 (1)(3)(4)	5,529	304

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Airbnb, Series E, Acquisition Date: 7/14/15, Cost $112 (1)(3)(4)	1,207	66
Total Consumer Discretionary		370
INFORMATION TECHNOLOGY 0.1%

Software 0.1%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223
(1)(3)(4)	5,191	223
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141
(1)(3)(4)	28,431	179
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $395
(1)(3)(4)	10,027	395
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $66
(1)(3)(4)	1,684	66
Total Information Technology		863
REAL ESTATE 0.0%

Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $51
(1)(3)(4)	3,081	—
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $40
(1)(3)(4)	2,420	—
WeWork, Series E, Acquisition Date: 6/23/15, Cost $209
(1)(3)(4)	6,344	—
Total Real Estate		—
Total Convertible Preferred Stocks (Cost $1,462)		1,233

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.16% (5)(6)	147,058	147
Total Short-Term Investments (Cost $147)		147
SECURITIES LENDING COLLATERAL 2.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.2%
Short-Term Funds 2.2%
T. Rowe Price Short-Term Fund, 0.41% (5)(6)	1,275,147	12,752
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		12,752
Total Securities Lending Collateral (Cost $12,752)		12,752

Total Investments in Securities 102.1%
(Cost $328,480)		$593,696
Other Assets Less Liabilities (2.1)%		(12,081)
Net Assets 100.0%		$581,615

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at May 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,162 and represents 0.4% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals		$—	# $	—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	2/29/20	Cost		Cost	5/31/20
T. Rowe Price Government
Reserve Fund	$827		¤	¤	$147
T. Rowe Price Short-Term
Fund	5,602		¤	¤	12,752
Total					$12,899^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $12,899.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$578,635	$687	$242	$579,564
Convertible Preferred Stocks	—	—	1,233	1,233
Short-Term Investments	147	—	—	147
Securities Lending Collateral	12,752	—	—	12,752
Total	$591,534	$687	$1,475	$593,696

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2020, totaled $(688,000) for the period ended May 31, 2020.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	3/1/20	Period	5/31/20
Investment in Securities
Common Stocks	$352	$(110)	$242
Convertible Preferred Stocks	1,811	(578)	1,233
Total	$2,163	$(688)	$1,475